Secured Investor Certificates (Details Narrative) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Aug. 12, 2014	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Secured Investos Certificates Renewal	$ 148,000	$ 989,000		$ 352,000	$ 632,000
Secured Investor Certificates Series D Offering			10,000,000
Secured Investor Certificates Series D Issued		3,447
Secured Investor Certificates Series D Value		3,447,000
Secured Investor Certificates Principal Value		$ 1,000